Segment Reporting - Schedule of Segment Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 264,987,895	$ 282,919,269
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	241,320,386	261,763,504
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets		7,964,870
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 23,667,509	$ 13,190,895